Nature of Operations (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Notes And Other Explanatory Information [Abstract]
Accumulated deficit	$ (446,003)	$ (418,251)
Cash and cash equivalents and current investments	$ 34,912